Supplement to each currently effective Statement of Additional Information listed below:


Funds Overseen by the Boston Board:
--------------------------------------------------------------------------------

Scudder 21st Century Growth Fund            Scudder Medium-Term Tax-Free Fund
Scudder Balanced Fund                       Scudder Money Market Series
Scudder Capital Growth Fund                 Scudder Pacific Opportunities Fund
Scudder Cash Investment Trust               Scudder Pathway Series: Conservative Portfolio
Scudder Development Fund                    Scudder Pathway Series: Growth Portfolio
Scudder Dividend & Growth Fund              Scudder Pathway Series: Moderate Portfolio
Scudder Emerging Markets Growth Fund        Scudder S&P 500 Index Fund
Scudder Emerging Markets Income Fund        Scudder Select 1000 Growth Fund
Scudder Global Bond Fund                    Scudder Select 500 Fund
Scudder Global Discovery Fund               Scudder Short Term Bond Fund
Scudder Global Fund                         Scudder Small Company Stock Fund
Scudder GNMA Fund                           Scudder Small Company Value Fund
Scudder Gold and Precious Metals Fund       Scudder Tax-Free Money Fund
Scudder Greater Europe Growth Fund          Scudder Technology Innovation Fund
Scudder Growth and Income Fund              Scudder U.S. Treasury Money Fund
Scudder Health Care Fund                    Scudder Variable Series I
Scudder High-Yield Opportunity Fund              21st Century Growth Portfolio
Scudder High-Yield Tax-Free Fund                 Balanced Portfolio
Scudder Income Fund                              Bond Portfolio
Scudder International Fund                       Capital Growth Portfolio
Scudder Large Company Growth Fund                Global Discovery Portfolio
Scudder Large Company Value Fund                 Growth and Income Portfolio
Scudder Latin America Fund                       Health Sciences Portfolio
Scudder Managed Municipal Bonds                  International Portfolio
Scudder Massachusetts Tax-Free Fund              Money Market Portfolio



Funds Overseen by the Chicago Board:
--------------------------------------------------------------------------------

Scudder Aggressive Growth Fund                   Scudder Focus Value+Growth Fund
Scudder Blue Chip Fund                           Scudder Growth Fund
Scudder California Tax-Free Income Fund          Scudder High-Yield Fund
Scudder Cash Reserves Fund                       Scudder International Research Fund
Scudder Contrarian Fund                          Scudder New Europe Fund
Scudder-Dreman Financial Services Fund           Scudder New York Tax-Free Income Fund
Scudder-Dreman High Return Equity Fund           Scudder Research Fund
Scudder-Dreman Small Cap Value Fund              Scudder Retirement Fund -- Series IV
Scudder Dynamic Growth Fund                      Scudder Retirement Fund -- Series V
Scudder Floating Rate Fund                       Scudder Retirement Fund -- Series VI
Scudder Florida Tax-Free Income Fund             Scudder Retirement Fund -- Series VII
Scudder Focus Growth Fund                        Scudder S&P 500 Stock Fund


Scudder Strategic Income Fund                    Cash Account Trust
Scudder Target 2010 Fund                              Money Market Portfolio
Scudder Target 2011 Fund                              Government Securities Portfolio
Scudder Target 2012 Fund                              Tax-Exempt Portfolio
(formerly Scudder Retirement Fund--Series III)   Cash Equivalent Fund
Scudder Technology Fund                               Money Market Portfolio
Scudder Total Return Fund                             Government Securities Portfolio
Scudder U.S. Government Securities Fund               Tax-Exempt Portfolio
Scudder Variable Series II                       Investors Cash Trust
     Scudder Aggressive Growth Portfolio              Government Securities Portfolio
     Scudder Blue Chip Portfolio                      Treasury Portfolio
     Scudder Contrarian Value Portfolio          Investors Municipal Cash Fund
     Scudder Focus Value+Growth Portfolio             Investors Florida Municipal Cash Fund
     Scudder Global Blue Chip Portfolio               Investors Michigan Municipal Cash Fund
     Scudder Government Securities Portfolio          Investors New Jersey Municipal Cash Fund
     Scudder Growth Portfolio                         Investors Pennsylvania Municipal Cash Fund
     Scudder High Yield Portfolio                     Tax-Exempt New York Money Market Fund
     Scudder International Research Portfolio    Tax-Exempt California Money Market Fund
     Scudder Investment Grade Bond Portfolio     Scudder Money Funds
     Scudder Money Market Portfolio                   Scudder Money Market Fund
     Scudder Worldwide 2004 Fund                      Scudder Government Money Fund
     Scudder New Europe Portfolio                     Scudder Tax-Exempt Money Fund
     Scudder Small Cap Growth Portfolio          Scudder YieldWise Funds
     Scudder Small Cap Value Portfolio                Scudder YieldWise Money Fund
     Scudder Strategic Income Portfolio               Scudder YieldWise Government Money Fund
     Scudder Technology Growth Portfolio              Scudder YieldWise Municipal Money Fund
     Scudder Total Return Portfolio
     SVS Dreman Financial Services Portfolio
     SVS Dreman High Return Equity Portfolio
     SVS Dynamic Growth Portfolio
     SVS Focused Large Cap Growth Portfolio
     SVS Growth And Income Portfolio
     SVS Growth Opportunities Portfolio
     SVS Index 500 Portfolio
     SVS Mid Cap Growth Portfolio
     SVS Strategic Equity Portfolio
     SVS Venture Value Portfolio

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor of each Fund listed above, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. This supplement reflects the changes to the Statements of Additional Information for the Funds as a result of this transaction.



Investment Advisor

For all Funds, the following replaces related information in each Fund's Statement of Additional Information regarding the investment advisor, with the exception of any information regarding fees paid by the Fund to the Advisor:

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor of the Fund listed above, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund. Under the supervision of the Board of Directors/Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The Advisor, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counseling firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of the Advisor was acquired by Deutsche Bank AG.

For Scudder Greater Europe Growth Fund, Scudder International Fund, Scudder New Europe Fund, Scudder Worldwide 2004 Fund, Scudder Variable Series I - International Portfolio and Scudder Variable Series II - Scudder New Europe Portfolio only:

In connection with the acquisition of Scudder by Deutsche Bank AG, Deutsche Bank AG will be consolidating its investment operations. In this regard, shareholders of the Fund/Portfolio recently approved a new subadvisory agreement between the advisor and DeAMIS, One Appold Street, London, England, an affiliate of the advisor. As part of this consolidation process, investment personnel will be moved among Deutsche advisory affiliates and, in the future, the Fund's/Portfolio's advisor will seek approval from the Fund's/Portfolio's Board to implement this subadvisory relationship with DeAMIS. During the interim period prior to the implementation of the subadvisory relationship, certain of the Fund's/Portfolio's portfolio managers will become employees of DeAMIS, and act as consultants to the Fund's/Portfolio's advisor, under the supervision of the Fund's/Portfolio's advisor.

For Scudder S&P 500 Stock Fund only:

As a result of the acquisition of Scudder by Deutsche Bank AG on April 5, 2002, the subadvisory agreement between the Fund and Deutsche Asset Management will no longer be necessary, and the advisor has agreed to lower the investment management fee rate paid by the Fund. The new fee rates, schedules and effective dates are set forth in the following table:

Average Daily Net Assets                                                                  Fee Rate
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
New Investment Management Fee as of April 5, 2002
---------------------------------------------------------------------------------------------------------------------
first $100 million                                                                         0.330%
---------------------------------------------------------------------------------------------------------------------
next $100 million                                                                          0.290%
---------------------------------------------------------------------------------------------------------------------
more than $200 million                                                                     0.270%
---------------------------------------------------------------------------------------------------------------------

For Scudder Variable Series II - SVS Index  500 Portfolio only:

As a result of the acquisition of Scudder by Deutsche Bank AG on April 5, 2002, the subadvisory agreement between the Portfolio and Deutsche Asset Management will no longer be necessary, and the advisor has agreed to lower the investment management fee rate paid by the Fund. The new fee rates, schedules and effective dates are set forth in the following table:

Average Daily Net Assets                                                                  Fee Rate
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
first $250 million                                                                         0.370%
---------------------------------------------------------------------------------------------------------------------
next $250 million                                                                          0.330%
---------------------------------------------------------------------------------------------------------------------
next $500 million                                                                          0.310%
---------------------------------------------------------------------------------------------------------------------
next $1.5 billion                                                                          0.295%
---------------------------------------------------------------------------------------------------------------------
over $2.5 billion                                                                          0.270%
---------------------------------------------------------------------------------------------------------------------

For Scudder Focus Value+Growth Fund only:

Effective April 5, 2002, Dreman Value Management, L.L.C. ("DVM"), Ten Exchange Place, Suite 2150, Jersey City, New Jersey 07302, is the subadvisor to the value portion of the Fund's portfolio. DeIM pays a fee to DVM at an annual rate applied to the portion of each Fund's average daily net assets subadvised by DVM. DVM is controlled by David N. Dreman. DVM serves as subadvisor pursuant to the terms of a subadvisory agreement between it and the Advisor (the "Subadvisory Agreement"). DVM was formed in April 1977 and serves as subadvisor for the Fund's portfolio and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The Subadvisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Subadvisory Agreement.

The Subadvisory Agreement for the Fund remains in effect until June 30, 2007, unless sooner terminated or not annually approved as described below.
Notwithstanding the foregoing, the Subadvisory Agreement shall continue in effect through June 30, 2007 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors/trustees who are not parties to such agreement or interested persons of any such party except in their capacity as directors/trustees of the Fund, and (b) by the shareholders or the Board of the Fund. The Subadvisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement with the Advisor. DVM may terminate the Subadvisory Agreement upon 90 days' notice to the Advisor.

For Scudder Variable Series II - SVS Focus Value+Growth Portfolio only:

Effective April 5, 2002, Dreman Value Management, L.L.C. ("DVM"), Ten Exchange Place, Suite 2150, Jersey City, New Jersey 07302, is the subadvisor to the value portion of the Fund's portfolio. DeIM pays a fee to DVM at an annual rate applied to the portion of each Fund's average daily net assets subadvised by DVM. DVM is controlled by David N. Dreman. DVM serves as subadvisor pursuant to the terms of a subadvisory agreement between it and the Advisor (the "Subadvisory Agreement"). DVM was formed in April 1977 and serves as subadvisor for the Fund's portfolio and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request. The new subadvisory fee schedule for the Portfolio is set forth in the following table.

Average Daily Net Assets                                                                  Fee Rate
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
first $250 million                                                                          0.40%
---------------------------------------------------------------------------------------------------------------------
next $250 million                                                                           0.35%
---------------------------------------------------------------------------------------------------------------------
next $500 million                                                                          0.3375%
---------------------------------------------------------------------------------------------------------------------
over $1 billion                                                                            0.3150%
---------------------------------------------------------------------------------------------------------------------

The Subadvisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Subadvisory Agreement.

The Subadvisory Agreement for the Fund remains in effect until June 30, 2007, unless sooner terminated or not annually approved as described below.
Notwithstanding the foregoing, the Subadvisory Agreement shall continue in effect through June 30, 2007 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors/trustees who are not parties to such agreement or interested persons of any such party except in their capacity as directors/trustees of the Fund, and (b) by the shareholders or the Board of the Fund. The Subadvisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement with the Advisor. DVM may terminate the Subadvisory Agreement upon 90 days' notice to the Advisor.

For SVS Dreman High Return Equity Portfolio only:

The following  information is added to the section entitled "Investment Advisor"
in  regard  to  the   subadvisory   agreement  with  Dreman  Value   Management,
L.L.C.("DVM"):

In addition, the Advisor has agreed to pay DVM additional fees to the extent that specified targets for the increase of assets under management, through additional net sales of shares SVS Dreman High Return Equity Portfolio (the "Portfolio") and Scudder-Dreman High Return Equity Fund ("High Return Equity Fund"), a series of Scudder Value Series, Inc., are not met during specified measurement periods beginning on the date of the Portfolio's sub-advisory agreement and ending up to two and one-half years after the effective date of the agreement. The amount of any such additional fees to be paid by the Advisor under this sub-advisory agreement with respect to such shortfall will be calculated pursuant to a formula based on the portion of the shortfall attributable to the Portfolio (based on the relative net assets of the Portfolio and High Return Equity Fund) and the fee schedule applicable to the Portfolio.


Officers and Directors/Trustees

For all Funds overseen by the Boston Board, the following  information  replaces
related   disclosure   included   in  the   section   entitled   "Officers   and
Directors/Trustees"

The following table presents information regarding each Director/Trustee of the Fund as of April 1, 2002. Each Director's/Trustee's age as of March 1, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Director/Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Director/Trustee is c/o Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Director/Trustee is until the next meeting of shareholders called for the purpose of electing Directors/Trustees and until the election and qualification of a successor, or until such Director/Trustee sooner dies, resigns or is removed as provided in the governing documents of the Corporation/Trust. Because the Fund does not hold an annual meeting of shareholders, each Director/Trustee will hold office for an indeterminate period.

Non-Interested Directors/Trustees

                                                                                Number of
                                                                                Portfolios in
                            Length of            During Past 5 Years            Fund Complex
Name and Age                Time Served*         Principal Occupation(s)        Overseen        Other Directorships Held
------------                ------------         -----------------------        --------        ------------------------

Henry P. Becton             1990-present         President, WGBH Educational    49              American Public Television;
(58)                                             Foundation                                     New England Aquarium; Becton
                                                                                                Dickinson and Company
                                                                                                (medical  technology
                                                                                                company); Mass Corporation
                                                                                                for Educational
                                                                                                Telecommunications; The A.H.
                                                                                                Belo Company (media company);
                                                                                                Committee for Economic
                                                                                                Development; Concord Academy;
                                                                                                Public Broadcasting Service;
                                                                                                Boston Museum of Science

Dawn-Marie Driscoll         1987-present         President, Driscoll            49              CRS Technology; Advisory
(55)                                             Associates (consulting                         Board, Center for Business
                                                 firm); Executive Fellow,                       Ethics, Bentley College;
                                                 Center for Business Ethics,                    Board of Governors,
                                                 Bentley College                                Investment Company Institute;
                                                                                                Chairman, ICI Directors
                                                                                                Services Committee

Edgar R. Fiedler (72)       1995-present         Senior Fellow and Economic     49              None
                                                 Counsellor, The Conference
                                                 Board, Inc. (not-for-profit
                                                 business research
                                                 organization)

Keith R. Fox (47)           1996-present         Managing Partner, Exeter       49              Facts on File (school and
                                                 Capital Partners (private                      library publisher);
                                                 equity funds)                                  Progressive Holding
                                                                                                Corporation (kitchen importer
                                                                                                and distributor)

                                       6

                                                                                Number of
                                                                                Portfolios in
                            Length of            During Past 5 Years            Fund Complex
Name and Age                Time Served*         Principal Occupation(s)        Overseen        Other Directorships Held
------------                ------------         -----------------------        --------        ------------------------

Louis E. Levy (70)          2002-present         Director of certain funds in   49              Household International
                                                 the Deutsche Asset                             (banking and finance); ISI
                                                 Management Funds Complex                       Family of Funds (registered
                                                 (formerly, the Flag Complex)                   investment companies)
                                                 (registered investment
                                                 companies) (1994-present);
                                                 Retired; Director,
                                                 Kimberly-Clark Corporation
                                                 (personal consumer
                                                 products); formerly,
                                                 Chairman of the Quality
                                                 Control Inquiry Committee,
                                                 American Institute of
                                                 Certified Public Accountants
                                                 (1992-1998)

Jean Gleason Stromberg      1999-present         Consultant (1997 to            49              The William and Flora Hewlett
(58)                                             present); prior thereto,                       Foundation
                                                 Director, U.S. General
                                                 Accounting Office
                                                 (1996-1997); Partner,
                                                 Fulbright & Jaworski (law
                                                 firm) (1978-1996)

Jean C. Tempel (59)         1994-present         Managing Partner, First        49              United Way of Mass Bay;
                                                 Light Capital (venture                         Sonesta International Hotels,
                                                 capital group)                                 Inc.; Northeastern University
                                                                                                Funds and Endowment
                                                                                                Committee; Connecticut
                                                                                                College Finance Committee;
                                                                                                Commonwealth Institute
                                                                                                (not-for-profit start-up for
                                                                                                women's enterprises); The
                                                                                                Reference, Inc. (IT
                                                                                                consulting for financial
                                                                                                services)

                                       7

                                                                                Number of
                                                                                Portfolios in
                            Length of            During Past 5 Years            Fund Complex
Name and Age                Time Served*         Principal Occupation(s)        Overseen        Other Directorships Held
------------                ------------         -----------------------        --------        ------------------------

Carl W. Vogt (66)           2002-present         Director of certain funds in   49              Yellow Corporation
                                                 the Deutsche Asset                             (trucking); American Science
                                                 Management Funds Complex                       & Engineering (x-ray
                                                 (formerly, the Flag Complex)                   detection equipment); ISI
                                                 (registered investment                         Family of Funds (registered
                                                 companies) (1995-present);                     investment companies)
                                                 Senior Partner, Fulbright &
                                                 Jaworski, L.L.P (law);
                                                 formerly, President
                                                 (interim) of Williams
                                                 College (1999-2000);
                                                 President, certain funds in
                                                 the Deutsche Asset
                                                 Management Family of Funds
                                                 (formerly, Flag Investors
                                                 Family of Funds) (registered
                                                 investment companies)
                                                 (1999-2000)


Interested Directors/Trustees and/or Officers for All Funds**:

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             with Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

Mark S. Casady++            President            2002-present    Regional Managing Director     85            None
(41)                                                             of Deutsche Asset Management

Steven Zaleznick            Director/Trustee                     President and CEO, AARP
(47)                                             2000-present    Services, Inc.                 49            None


William F. Glavin#          Vice President       2000-present    Managing Director of           Not           Trustee,
(43)                                                             Deutsche Asset Management      Applicable    Crossroads for
                                                                                                              Kids, Inc.
                                                                                                              (serves at-risk
                                                                                                              children)

                                       8

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             with Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

Richard T. Hale##           Chairman and Vice    2002-present    Managing Director of           101           None
(56)                        President                            Deutsche Bank Securities
                                                                 Inc. (formerly Deutsche Banc
                                                                 Alex. Brown Inc.) (June 1999
                                                                 to present) and Deutsche
                                                                 Asset Management Americas
                                                                 (June 1999 to present);
                                                                 Director and President,
                                                                 Investment Company Capital
                                                                 Corp. (registered investment
                                                                 advisor) (April 1996 to
                                                                 present) and Deutsche Asset
                                                                 Management Mutual Funds
                                                                 (1989 to present); Director,
                                                                 Deutsche Global Funds, Ltd.
                                                                 (January 2000 to present),
                                                                 CABEI Fund (June 2000 to
                                                                 present) and North American
                                                                 Income Fund (September 2000
                                                                 to present); Vice President,
                                                                 Deutsche Asset Management,
                                                                 Inc. (September 2000 to
                                                                 present)

John Millette+              Vice President and   1999-present    Vice President of Deutsche     Not           None
(39)                        Secretary                            Asset Management               Applicable

Daniel O. Hirsch##          Vice President and   2002-present    Managing Director of           Not           None
(48)                        Assistant Secretary                  Deutsche Asset Management;     Applicable
                                                                 formerly, Principal, BT
                                                                 Alex. Brown Incorporated,
                                                                 (Deutsche Banc Alex. Brown
                                                                 Inc.) (1998-1999); Assistant
                                                                 General Counsel, United
                                                                 States Securities and
                                                                 Exchange Commission
                                                                 (1993-1998)

Caroline Pearson+           Assistant Secretary  1997-present    Managing Director of           Not           None
(40)                                                             Deutsche Asset Management;     Applicable
                                                                 formerly, Associate, Dechert
                                                                 Price & Rhoads (law firm)
                                                                 (1989-1997)

                                       9

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             with Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

Gary L. French+             Treasurer            2002-present    Managing Director of           Not           None
(53)                                                             Deutsche Asset Management;     Applicable
                                                                 Director of Investment
                                                                 Operations, Deutsche Asset
                                                                 Management; formerly,
                                                                 President of UAM Fund
                                                                 Services, Inc. (1995-2001)

John R. Hebble+             Assistant Treasurer  1998-present    Senior Vice President of       Not           None
(43)                                                             Deutsche Asset Management      Applicable

Thomas Lally+               Assistant Treasurer  2001-present    Senior Vice President of       Not           None
(34)                                                             Deutsche Asset Management      Applicable

Brenda Lyons+               Assistant            1998-present    Senior Vice President of       Not           None
(39)                        Treasurer                            Deutsche Asset Management      Applicable

*        Length of time served represents the date that each Director/Trustee was first elected to a fund within the Boston Board.



Additional Officers For:

Global/International Fund, Inc.

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

Ian Clarke+                 Vice President       2002-present    Director, Deutsche Asset       Not           None
(40)                                                             Management Investment          Applicable
                                                                 Services Ltd.; joined
                                                                 Deutsche Asset Management in
                                                                 1999 after 15 years of
                                                                 experience as executive
                                                                 director at Morgan Stanley
                                                                 Dean Witter and as senior
                                                                 global fixed income fund
                                                                 manager at The United Bank
                                                                 of Kuwait

                                       10

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

Brett Diment###             Vice President       2002-present    Director of Deutsche Asset     Not           None
(31)                                                             Management                     Applicable

William E. Holzer++         Vice President       1986-present    Managing Director of           Not           None
(52)                                                             Deutsche Asset Management      Applicable

Gerald J. Moran++           Vice President       1991-present    Managing Director of           Not           None
(62)                                                             Deutsche Asset Management      Applicable


Investment Trust

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

Joshua Feuerman+++          Vice President       2002-present     Managing Director of          Not           None
(37)                                                              Deutsche Asset Management;    Applicable
                                                                  joined Deutsche Asset
                                                                  Management in 1999 after 10
                                                                  years of experience at
                                                                  State Street Global Advisors

William F. Gadsden++        Vice President       1989-present     Managing Director of          Not           None
(47)                                                              Deutsche Asset Management     Applicable

Kathleen T. Millard++       Vice President       1991-present     Managing Director of          Not           None
(41)                                                              Deutsche Asset Management     Applicable

Jesse Stuart++              Vice President       1999-present     Senior Vice President of      Not           None
(35)                                                              Deutsche Asset Management     Applicable

                                       11

Scudder Cash Investment Trust

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

Darlene Rasel+++            Vice President       2002-present     Managing Director of          Not           None
(50)                                                              Deutsche Asset Management     Applicable


Scudder Funds Trust

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

John E. Dugenske++          Vice President       2002-present     Managing Director of          Not           None
(36)                                                              Deutsche Asset Management;    Applicable
                                                                  formerly, investment
                                                                  officer and portfolio
                                                                  manager at NISA Investment
                                                                  Advisors (1998-2000)

Scudder Income Fund

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

John E. Dugenske++          Vice President       2002-present     Managing Director of          Not           None
(36)                                                              Deutsche Asset Management;    Applicable
                                                                  formerly, investment
                                                                  officer and portfolio
                                                                  manager at NISA Investment
                                                                  Advisors (1998-2000)

Scudder International Fund, Inc.

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

Alexander (Sandy) Black###  Vice President       2002-present     Managing Director, Deutsche   Not           None
(38)                                                              Asset Management              Applicable

                                       12

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

Irene T. Cheng++            Vice President       1998-present     Managing Director of          Not           None
(47)                                                              Deutsche Asset Management     Applicable

Oliver Kratz+++             Vice President       2002-present     Director of Deutsche Asset    Not           None
(30)                                                              Management; joined Deutsche   Applicable
                                                                  Asset Management in 1998,
                                                                  after 2 years of experience
                                                                  at Merrill Lynch, Brown
                                                                  Brothers Harriman and
                                                                  McKinsey & Co.

Paul Rogers++               Vice President       2001-present     Senior Vice President of      Not           None
(45)                                                              Deutsche Asset Management     Applicable

Andrew Stubing=             Vice President       2002-present     Director of Deutsche Asset    Not           None
(37)                                                              Management                    Applicable

Scudder Money Market Trust

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)       Complex       Other
Address and Age             with Fund            Served           During Past 5 Years           Overseen      Directorships Held
---------------             ---------            ------           -------------------           --------      ------------------

Darlene Rasel+++            Vice President       2002-present     Managing Director of          Not           None
(50)                                                              Deutsche Asset Management     Applicable

Scudder Municipal Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Philip G. Condon+           Vice President       1997-present     Managing Director of        Not Applicable  None
(51)                                                              Deutsche Asset Management

                                       13

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

Ashton P. Goodfield+        Vice President       1999-present     Senior Vice President of    Not Applicable  None
(38)                                                              Deutsche Asset Management


Scudder Mutual Funds, Inc.

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Darko Kuzmanovic@@          Vice President       2001-present     Vice President of           Not Applicable  None
(39)                                                              Deutsche Asset
                                                                  Management; joined
                                                                  Deutsche Asset Management
                                                                  in 2000; formerly,
                                                                  responsible for resource
                                                                  and utilities analysis
                                                                  for the Australian equity
                                                                  team at Colonial First
                                                                  State

Euan Leckie@@@              Vice President       2002-present     Managing Director of        Not Applicable  None
(56)                                                              Deutsche Asset Management


Scudder Pathway Series

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Janet Campagna+++           Vice President       2002-present     Managing Director of        Not Applicable  None
(45)                                                              Deutsche Asset
                                                                  Management; formerly,
                                                                  investment strategist and
                                                                  manager of the asset
                                                                  allocation strategies
                                                                  group for Barclays Global
                                                                  Investors (1994-1999)

                                       14

Scudder Portfolio Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Andrew Cestone@             Vice President       2002-present     Director of Deutsche        Not Applicable  None
(32)                                                              Asset Management; joined
                                                                  Deutsche Asset Management
                                                                  in 1998; formerly,
                                                                  investment analyst,
                                                                  Phoenix Investment
                                                                  Partners (1997-1998)

William F. Gadsden++        Vice President       2002-present     Managing Director of        Not Applicable  None
(47)                                                              Deutsche Asset Management

J. Christopher Gagnier@     Vice President       2002-present     Director of Deutsche        Not Applicable  None
(44)                                                              Asset Management

Scudder Securities Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

James E. Fenger#            Vice President       1998-present     Managing Director of        Not Applicable  None
(42)                                                              Deutsche Asset Management

Joshua Feuerman+++          Vice President       2002-present     Managing Director of        Not Applicable  None
(37)                                                              Deutsche Asset
                                                                  Management; joined
                                                                  Deutsche Asset Management
                                                                  in 1999 after 10 years of
                                                                  experience at State
                                                                  Street Global Advisors

Sewall Hodges++             Vice President       1999-present     Managing Director of        Not Applicable  None
(47)                                                              Deutsche Asset Management

                                       15

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

Blair J. Treisman++         Vice President       2000-present     Vice president of           Not Applicable  None
(34)                                                              Deutsche Asset
                                                                  Management; joined
                                                                  Deutsche Asset Management
                                                                  in 1999; previously
                                                                  served as business
                                                                  services analyst at
                                                                  Salomon Smith Barney
                                                                  (1999), senior research
                                                                  analyst and hedge fund
                                                                  manager at Midtown
                                                                  Research Group
                                                                  (1998-1999) and senior
                                                                  analyst -- Small Cap
                                                                  Growth Equities Group at
                                                                  Putnam Investments
                                                                  (1994-1998)

Scudder State Tax Free Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Eleanor R. Brennan+         Vice President       1999-present     Senior Vice President of    Not Applicable  None
(37)                                                              Deutsche Asset Management

Philip G. Condon+           Vice President       1997-present     Managing Director of        Not Applicable  None
(51)                                                              Deutsche Asset Management

Ashton P. Goodfield+        Vice President       1999-present     Senior Vice President of    Not Applicable  None
(38)                                                              Deutsche Asset Management

Rebecca Wilson+             Vice President       1995-present     Vice President of           Not Applicable  None
(39)                                                              Deutsche Asset Management

                                       16

Scudder Tax Free Money Fund

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Steven H. Boyd+++           Vice President       2002-present     Vice President of           Not Applicable  None
(31)                                                              Deutsche Asset Management

Gary R. Pollack+++          Vice President       2002-present     Managing Director of        Not Applicable  None
(48)                                                              Deutsche Asset Management


Scudder Tax Free Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Philip G. Condon+           Vice President       1997-present     Managing Director of        Not Applicable  None
(51)                                                              Deutsche Asset Management


Scudder U.S. Treasury Money Fund

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Darlene Rasel+++            Vice President       2002-present     Managing Director of        Not Available   None
(50)                                                              Deutsche Asset Management


Scudder Variable Series I

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Irene T. Cheng++            Vice President       1997-present     Managing Director of        Not Applicable  None
(47)                                                              Deutsche Asset Management

                                       17

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Other
Address and Age             with Fund            Time Served     During Past 5 Years            Overseen      Directorships Held
---------------             ---------            -----------     -------------------            --------      ------------------

James E. Fenger#            Vice President       2001-present     Managing Director of        Not Applicable  None
(42)                                                              Deutsche Asset
                                                                  Management; Equity
                                                                  Investment Analyst;
                                                                  joined Deutsche Asset
                                                                  Management in 1983

William F. Gadsden++        Vice President       1989-present     Managing Director of        Not Applicable  None
(47)                                                              Deutsche Asset Management

J. Christopher Gagnier@     Vice President       2002-present     Director of Deutsche        Not Applicable  None
(44)                                                              Asset Management

Sewall Hodges++             Vice President       2002-present     Managing Director of        Not Applicable  None
(47)                                                              Deutsche Asset Management

Kathleen T. Millard++       Vice President       1994-present     Managing Director of        Not Applicable  None
(41)                                                              Deutsche Asset Management

Gerald J. Moran++           Vice President       1996-present     Managing Director of        Not Applicable  None
(62)                                                              Deutsche Asset Management

Darlene Rasel+++            Vice President       2002-present     Managing Director of        Not Applicable  None
(50)                                                              Deutsche Asset Management


Value Equity Trust

                                                                                              Number of
                                                                                              Portfolios in
Name,                       Positions(s) Held    Length of Time   Principal Occupation(s)     Fund Complex    Other
Address and Age             with Fund            Served           During Past 5 Years         Overseen        Directorships Held
---------------             ---------            ------           -------------------         --------        ------------------

Lois R. Roman++             Vice President       1995-present     Managing Director of        Not Applicable  None
(37)                                                              Deutsche Asset Management

Eric Lobben+++              Vice President       2002-present     Managing Director of        Not Applicable  President, BT
(45)                                                              Deutsche Asset Management                   Capital Advisers
                                                                                                              (CTA entity)

**       Mr. Casady and each Fund officer are considered  "interested  persons" of the Fund because of their  affiliation  with the Fund's Advisor.

                                       18

+        Address: Two International Place, Boston, Massachusetts

++       Address: 345 Park Avenue, New York, New York

+++      Address: 280 Park Avenue, New York, New York

#        Address: 222 South Riverside Plaza, Chicago, Illinois

##       Address: One South Street, Baltimore, Maryland

###      Address: 1 Appold Street, Broadgate, London, United Kingdom

@        Address:  Public  Ledger  Building,  150  South  Independence  Square  West,  7th  Floor,  Philadelphia,
         Pennsylvania

@@       Address: Level 42, AAP Centre, 259 Geroge Street, Sydney NSW, Australia

@@@      Address: 80 Clarence Street, Sydney, Australia

=        Address: 20 Raffles Place, Ocean Towers, Singapore


For all Funds overseen by the Chicago Board, the following  information replaces
related   disclosure   included   in  the   section   entitled   "Officers   and
Directors/Trustees":

The following table presents information about each Director/Trustee of the Fund as of April 1, 2002. The Director's/Trustee's age as of March 1, 2002 is in parentheses after his or her name. Unless otherwise noted, (i) each Director/Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Director/Trustee is c/o Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Director/Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Directors/Trustees and until the election and qualification of a successor, or until such Director/Trustee sooner dies, resigns or is removed as provided in the governing documents of the Corporation/Trust. Because the Fund does not hold an annual meeting of stockholders, each Director/Trustee will hold office for an indeterminate period.

Non-Interested Directors/Trustees

Name, Age and                                                            Number of
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Corporation/ Trust          Time Served*    During Past 5 Years          Overseen         Other Directorships Held
------------------          ------------    -------------------          --------         ------------------------

John W. Ballantine          1999-present    Retired; formerly,           85               First Oak Brook Bancshares, Inc.;
(56)                                        Executive Vice President                      Oak Brook Bank;
Director/Trustee                            and Chief Risk Management                     Tokheim Corporation (designer,
                                            Officer, First Chicago NBD                    manufacturer and servicer of
                                            Corporation/The First                         electronic and mechanical petroleum
                                            National Bank of Chicago                      marketing systems)
                                            (1996-1998); Executive
                                            Vice President and Head of
                                            International Banking
                                            (1995-1996)

                                       19

Name, Age and                                                            Number of
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Corporation/ Trust          Time Served*    During Past 5 Years          Overseen         Other Directorships Held
------------------          ------------    -------------------          --------         ------------------------

Lewis A. Burnham            1977-present    Retired; formerly,           85               None
(69)                                        Director of Management
Director/Trustee                            Consulting, McNulty &
                                            Company; formerly,
                                            Executive Vice President,
                                            Anchor Glass Container
                                            Corporation

Donald L. Dunaway           1980-present    Retired; formerly,           85               None
(65)                                        Executive Vice President,
Director/Trustee                            A.O. Smith Corporation
                                            (diversified manufacturer)

James R. Edgar              1999-present    Distinguished Fellow,        85               Kemper Insurance Companies (not
(55)                                        University of Illinois                        affiliated with the Scudder Funds);
Director/Trustee                            Institute of Government                       John B. Sanfilippo & Son, Inc.;
                                            and Public Affairs;                           Horizon Group Properties, Inc.
                                            formerly, Governor, State
                                            of Illinois

Robert B. Hoffman           1981-present    Retired; formerly,           85               None
(65)                                        Chairman, Harnischfeger
Director/Trustee                            Industries, Inc.
                                            (machinery for mining and
                                            paper industries); prior
                                            thereto, Vice Chairman and
                                            Chief Financial Officer,
                                            Monsanto Company
                                            (agricultural,
                                            pharmaceutical and
                                            nutritional/food
                                            products); Vice President,
                                            Head of International
                                            Operations, FMC
                                            Corporation (manufacturer
                                            of machinery and chemicals)

Shirley D. Peterson         1995-present    Retired; formerly,           85               Bethlehem Steel Corp.
(60)                                        President, Hood College;
Director/Trustee                            prior thereto, Partner,
                                            Steptoe & Johnson (law
                                            firm); Commissioner,
                                            Internal Revenue Service;
                                            Assistant Attorney General
                                            (Tax), U.S. Department of
                                            Justice

                                       20

Name, Age and                                                            Number of
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Corporation/ Trust          Time Served*    During Past 5 Years          Overseen         Other Directorships Held
------------------          ------------    -------------------          --------         ------------------------

Fred B. Renwick             1988-present    Retired; Professor           85               The Wartburg Foundation; The
(72)                                        Emeritus of Finance, New                      Investment Fund for Foundations;
Director/Trustee                            York University, Stern                        American Bible Society Investment
                                            School of Business;                           Committee; formerly, Director of Board
                                            Chairman, Finance                             of Pensions, Evangelical Lutheran
                                            Committee of Morehouse                        Church in America
                                            College Board of Trustees;
                                            formerly, member of the
                                            Investment Committee of
                                            Atlanta University Board
                                            of Trustees

William P. Sommers          1979-present    Retired; formerly,           85               PSI Inc.;
(68)                                        President and Chief                           Evergreen Solar, Inc.;
Director/Trustee                            Executive Officer, SRI                        Director of H2Gen;
                                            International (research                       Director of Zassi Medical
                                            and development); prior
                                            thereto, Executive Vice
                                            President, Iameter
                                            (medical information and
                                            educational service
                                            provider); Senior Vice
                                            President and Director,
                                            Booz, Allen & Hamilton
                                            Inc. (management
                                            consulting firm); Advisor,
                                            Guckenheimer Enterprises

John G. Weithers            1993-present    Retired; Chairman of the     85               Federal Life Insurance Company;
(68)                                        Members of the Corporation                    formerly, International Federation of
Director/Trustee                            and Trustee, DePaul                           Stock Exchanges; formerly, Records
                                            University; formerly,                         Management Systems
                                            Chairman of the Board and
                                            Chief Executive Officer,
                                            Chicago Stock Exchange



Interested Directors/Trustee and/or Officers for All Funds**:

                                                                                            Number of
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Fund             Time Served*    During Past 5 Years          Overseen      Held
---------------          ---------             ------------    -------------------          --------      ----

Mark S. Casady++         Director/Trustee      2001-present    Regional Managing Director   85            None
(41)                     and President                         of Deutsche Asset
                                                               Management

                                       21

                                                                                            Number of
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Fund             Time Served*    During Past 5 Years          Overseen      Held
---------------          ---------             ------------    -------------------          --------      ----

Philip J. Collora (56)   Vice President and    1990-present    Senior Vice President of     Not           None
                         Assistant Secretary                   Deutsche Asset Management    Applicable

Linda C. Coughlin+       Director/Trustee,     2002-present    Managing Director of         143           None
(49)                     Chairperson and                       Deutsche Asset Management
                         Vice President

William F. Glavin+       Director/Trustee      2000-present    Managing Director of         Not           Trustee, Crossroads
(43)                     and Vice President                    Deutsche Asset Management    Applicable    for Kids, Inc.
                                                                                                          (serves at-risk
                                                                                                          children)

Richard T. Hale##        Vice President        2002-present    Managing Director of         Not           None
(56)                                                           Deutsche Bank Securities     Applicable
                                                               Inc. (formerly Deutsche
                                                               Banc Alex. Brown Inc.)
                                                               (June 1999 to present) and
                                                               Deutsche Asset Management
                                                               Americas (June 1999 to
                                                               present); Director and
                                                               President, Investment
                                                               Company Capital Corp.
                                                               (registered investment
                                                               advisor) (April 1996 to
                                                               present) and Deutsche
                                                               Asset Management Mutual
                                                               Funds (1989 to present);
                                                               Director, Deutsche Global
                                                               Funds, Ltd. (January 2000
                                                               to present), CABEI Fund
                                                               (June 2000 to present) and
                                                               North American Income Fund
                                                               (September 2000 to
                                                               present); Vice President,
                                                               Deutsche Asset Management,
                                                               Inc. (September 2000 to
                                                               present); formerly,
                                                               Director, ISI Family of
                                                               Funds (registered
                                                               investment companies)
                                                               (1992-1999)

John Millette+           Vice President and    1999-present    Vice President of Deutsche   Not           None
(39)                     Secretary                             Asset Management             Applicable

                                       22

                                                                                            Number of
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Fund             Time Served*    During Past 5 Years          Overseen      Held
---------------          ---------             ------------    -------------------          --------      ----

Daniel O. Hirsch##       Vice President and    2002-present    Managing Director of         Not           None
(48)                     Assistant Secretary                   Deutsche Asset Management;   Applicable
                                                               formerly, Principal, BT
                                                               Alex. Brown Incorporated,
                                                               (Deutsche Banc Alex. Brown
                                                               Inc.) (1998-1999);
                                                               Assistant General Counsel,
                                                               United States Securities
                                                               and Exchange Commission
                                                               (1993-1998)

Caroline Pearson+        Assistant Secretary   1997-present    Managing Director of         Not           None
(40)                                                           Deutsche Asset Management;   Applicable
                                                               formerly, Associate,
                                                               Dechert Price & Rhoads
                                                               (law firm) (1989-1997)

Gary L. French+          Treasurer             2002-present    Managing Director of         Not           None
(53)                                                           Deutsche Asset Management;   Applicable
                                                               director of Investment
                                                               Operations, Deutsche Asset
                                                               Management; formerly,
                                                               President of UAM Fund
                                                               Services, Inc. (1995-2001)

John R. Hebble+          Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(43)                                                           Deutsche Asset Management    Applicable

Thomas Lally+            Assistant Treasurer   2001-present    Senior Vice President of     Not           None
(34)                                                           Deutsche Asset Management    Applicable

Brenda Lyons+            Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(39)                                                           Deutsche Asset Management    Applicable

                                       23

*        Length of time served represents the date that each Director/Trustee was first elected to a fund within the Chicago Board.


Additional Officers For:

Scudder Aggressive Growth Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Sewall Hodges++          Vice President        2000-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable


Scudder Blue Chip Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Joshua Feuerman+++       Vice President        2002-present    Managing Director of           Not           None
(37)                                                           Deutsche Asset Management;     Applicable
                                                               joined Deutsche Asset
                                                               Management in 1999 after 10
                                                               years of experience at State
                                                               Street Global Advisors

Scudder Dynamic Growth Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Sewall Hodges++          Vice President        2000-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

                                       24

Scudder Equity Trust

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Joseph DeSantis++        Vice President        2002-present    Managing Director of           Not           None
(42)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Chief investment
                                                               officer at Chase Trust Bank
                                                               in Tokyo, Japan, a division
                                                               of Chase Global Asset
                                                               Management and Mutual Funds
                                                               (1996-2000)

Scudder Floating Rate Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Kelly D. Babson+ (42)    Vice President        2000-present    Managing Director of           Not           None
                                                               Deutsche Asset Management      Applicable

Kenneth Weber+ (41)      Vice President        2001-present    Senior Vice President,         Not           None
                                                               Deutsche Asset Management;     Applicable
                                                               formerly, an officer in the
                                                               Debt Capital Markets
                                                               department of an
                                                               unaffiliated bank

Scudder Focus Value + Growth Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Lois R. Roman++          Vice President        2001-present    Managing Director of           Not           None
(37)                                                           Deutsche Asset Management      Applicable

                                       25

Scudder Growth Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Jesse Stuart++           Vice President        2001-present    Senior Vice President of       Not           None
(35)                                                           Deutsche Asset Management      Applicable


Scudder High Yield Series

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Andrew Cestone@          Vice President        2002-present    Director of Deutsche Asset     Not           None
(32)                                                           Management; formerly,          Applicable
                                                               investment analyst, Phoenix
                                                               Investment Partners
                                                               (1997-1998)

Scudder International Research Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Joseph DeSantis++        Vice President        2002-present    Managing Director of           Not           None
(42)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Chief investment
                                                               officer at Chase Trust Bank
                                                               in Tokyo, Japan, a division
                                                               of Chase Global Asset
                                                               Management and Mutual Funds
                                                               (1996-2000)

Thomas Dillman++         Vice President        2002-present    Managing Director of           Not           None
(52)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Director of
                                                               Research at State Street
                                                               (1995-2000)

                                       26

Scudder Investors Trust

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

James A. Creighton+++    Vice President        2002-present    Managing Director, Deutsche    Not           CEO and Director,
(52)                                                           Asset Management; head of      Applicable    Wentworth Land
                                                               Global Equity Index                          Management (land
                                                               management: New York; joined                 holdings)
                                                               Deutsche Asset Management in
                                                               1999 after 24 years of
                                                               experience in various
                                                               management and investment
                                                               positions at Barclays Global
                                                               Investors

Patrick Cannon+++        Vice President        2002-present    Managing Director, Deutsche    Not           None
(33)                                                           Asset Management; head of      Applicable
                                                               U.S. Equity Index
                                                               management; New York; joined
                                                               Deutsche Asset Management in
                                                               2000 after 10 years of
                                                               experience in various
                                                               management, trading and
                                                               strategic positions at
                                                               Barclays Global Investors

Scudder New Europe Fund, Inc.

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Alexander (Sandy)        Vice President        2002-present    Managing Director, Deutsche    Not           None
Black###                                                       Asset Management               Applicable
(38)

Scudder Portfolios

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Darlene Rasel+++         Vice President        2002-present    Managing Director of           Not           None
(50)                                                           Deutsche Asset Management      Applicable

                                       27

Scudder State Tax-Free Income Series

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Philip G. Condon+        Vice President        2001-present    Managing Director of           Not           None
(51)                                                           Deutsche Asset Management      Applicable


Scudder Strategic Income Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Jan C. Faller++          Vice President        2000-present    Managing Director of           Not           None
(35)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Bond and Currency
                                                               Investment Manager, PanAgora
                                                               Asset Management (1995-1999)

Gregory Boal#            Vice President        2002-present    Managing Director of           Not           None
(43)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Senior Vice
                                                               President and Director of
                                                               the Fixed Income Division of
                                                               Chicago-based ABN AMRO Asset
                                                               Management USA; manager of
                                                               the corporate bond
                                                               department at ABN AMRO
                                                               (1997-2000)

Scudder Target Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Irene T. Cheng++         Vice President        1999-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

Kathleen T. Millard++    Vice President        2002-present    Managing Director of           Not           None
(41)                                                           Deutsche Asset Management      Applicable

                                       28

Scudder Technology Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Blair J. Treisman++      Vice President        2000-present    Vice president of Deutsche     Not           None
(34)                                                           Asset Management; formerly,    Applicable
                                                               business services analyst at
                                                               Salomon Smith Barney (1999),
                                                               senior research analyst and
                                                               hedge fund manager at
                                                               Midtown Research Group
                                                               (1998-1999) and senior
                                                               analyst -- Small Cap Growth
                                                               Equities Group at Putnam
                                                               Investments (1994-1998)

Scudder Total Return Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

William F. Gadsden++     Vice President        2002-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

J. Christopher Gagnier@  Vice President        2002-present    Director of Deutsche Asset     Not           None
(44)                                                           Management                     Applicable

Gary Bartlett@           Vice President        2002-present    Director of Deutsche Asset     Not           None
(42)                                                           Management                     Applicable

Janet Campagna+++        Vice President        2002-present    Managing Director of           Not           None
(45)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, investment
                                                               strategist and manager of
                                                               the asset allocation
                                                               strategies group for
                                                               Barclays Global Investors
                                                               (1994-1999)

Jesse Stuart++           Vice President        2002-present    Senior Vice President of       Not           None
(35)                                                           Deutsche Asset Management      Applicable

                                       29

Scudder U.S. Government Securities Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

John E. Dugenske++       Vice President        2002-present    Managing Director of           Not           None
(36)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, investment officer
                                                               and portfolio manager at
                                                               NISA Investment Advisors
                                                               (1998-2000)

Scudder Value Series, Inc.

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Thomas F. Sassi++        Vice President        1998-present    Managing Director of           Not           None
(59)                                                           Deutsche Asset Management      Applicable


Scudder Variable Series II

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Gregory Boal#            Vice President        2002-present    Managing Director of           Not           None
(43)                                                           Deutsche Asset Management;     Applicable
                                                               formerly,  Senior Vice
                                                               President and Director of
                                                               the Fixed Income Division of
                                                               Chicago-based ABN AMRO Asset
                                                               Management USA; manager of
                                                               the corporate bond
                                                               department at ABN
                                                               AMRO(1997-2000)

Andrew Cestone@          Vice President        2002-present    Director of Deutsche Asset     Not           None
(32)                                                           Management; formerly,          Applicable
                                                               investment analyst, Phoenix
                                                               Investment Partners
                                                               (1997-1998)

                                       30

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

John E. Dugenske++       Vice President        2002-present    Managing Director of           Not           None
(36)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, investment officer
                                                               and portfolio manager at
                                                               NISA Investment Advisors
                                                               (1998-2000)

Irene T. Cheng++         Vice President        1997-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

Jan C. Faller++          Vice President        2000-present    Managing Director of           Not           None
(35)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, Bond and Currency
                                                               Investment Manager at
                                                               PanAgora Asset Management,
                                                               (1995-1999)

Alexander (Sandy)        Vice President        2002-present    Managing Director, Deutsche    Not           None
Black###                                                       Asset Management               Applicable
(38)

William F. Gadsden++     Vice President        1996-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

Sewall Hodges++          Vice President        2000-present    Managing Director of           Not           None
(47)                                                           Deutsche Asset Management      Applicable

William E. Holzer++      Vice President        2001-present    Managing Director of           Not           None
(52)                                                           Deutsche Asset Management      Applicable

Blair J. Treisman++      Vice President        2002-present    Vice president of Deutsche     Not           None
(34)                                                           Asset Management; formerly,    Applicable
                                                               business services analyst at
                                                               Salomon Smith Barney (1999);
                                                               senior research analyst and
                                                               hedge fund manager at
                                                               Midtown Research Group
                                                               (1998-1999); senior analyst
                                                               -- Small Cap Growth Equities
                                                               Group at Putnam Investments
                                                               (1994-1998)

                                       31

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Roy McKay++              Vice President        2002-present    Managing Director of           Not           None
(69)                                                           Deutsche Asset Management      Applicable

Jesse Stuart++           Vice President        2002-present    Senior Vice President of       Not           None
(35)                                                           Deutsche Asset Management      Applicable

Joshua Feuerman+++       Vice President        2002-present    Managing Director of           Not           None
(37)                                                           Deutsche Asset Management;     Applicable
                                                               joined Deutsche Asset
                                                               Management in 1999 after 10
                                                               years of experience at State
                                                               Street Global Advisors,
                                                               where he served as head of
                                                               international strategies,
                                                               including emerging and
                                                               developed markets, and
                                                               earlier in product
                                                               engineering and
                                                               international equity research

Darlene Rasel+++         Vice President        2002-present    Managing Director of           Not           None
(50)                                                           Deutsche Asset Management      Applicable

Thomas F. Sassi++        Vice President        1998-present    Managing Director of           Not           None
(59)                                                           Deutsche Asset Management      Applicable

Timothy C. Vile###       Vice President        2002-present    Director of Deutsche Asset     Not           None
(40)                                                           Management                     Applicable

Janet Campagna+++        Vice President        2002-present    Managing Director of           Not           None
(45)                                                           Deutsche Asset Management;     Applicable
                                                               formerly, investment
                                                               strategist and manager of
                                                               the asset allocation
                                                               strategies group for
                                                               Barclays Global Investors
                                                               from 1994 to 1999

                                       32

Cash Account Trust, Cash Equivalent Fund, Investors Cash Trust, Scudder Money Funds, Scudder YieldWise Funds

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Darlene Rasel+++         Vice President        2002-present    Managing Director of           Not           None
(50)                                                           Deutsche Asset Management      Applicable

Steven H. Boyd+++        Vice President        2002-present    Vice President of Deutsche     Not           None
(31)                                                           Asset Management; formerly,    Applicable

Gary R. Pollack+++       Vice President        2002-present    Managing Director of           Not           None
(48)                                                           Deutsche Asset Management      Applicable


Investors Municipal Cash Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Steven H. Boyd+++        Vice President        2002-present    Vice President of Deutsche     Not           None
(31)                                                           Asset Management               Applicable

Gary R. Pollack+++       Vice President        2002-present    Managing Director of           Not           None
(48)                                                           Deutsche Asset Management      Applicable

Tax Exempt California Money Market Fund

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Steven H. Boyd+++        Vice President        2002-present    Vice President of Deutsche     Not           None
(31)                                                           Asset Management               Applicable

                                       33

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
Name,                    Positions(s) Held     Length of       Principal Occupation(s)        Complex       Other
Address and Age          with Fund             Time Served     During Past 5 Years            Overseen      Directorships Held
----------------         ---------             -----------     -------------------            --------      ------------------

Gary R. Pollack+++       Vice President        2002-present    Managing Director of           Not           None
(48)                                                           Deutsche Asset Management;     Applicable
                                                               portfolio manager for the
                                                               Intermediate Tax Free Fund
                                                               and head of municipal bond
                                                               research and trading for the
                                                               Private Bank: New York;
                                                               joined Deutsche Asset
                                                               Management in 1978

**       As a  result  of  their  respective  positions  held  with  the  Advisor,  these  individuals  are  considered
         "interested  persons" of the Advisor  within the meaning of the  Investment  Company Act of 1940,  as amended.
         Interested persons receive no compensation from the Funds.

+        Address:  Two International Place, Boston, Massachusetts

++       Address:  345 Park Avenue, New York, New York

+++      Address: 280 Park Avenue, New York, New York

#        Address: 222 South Riverside Plaza, Chicago, Illinois

##       Address: One South Street, Baltimore, Maryland

###      Address: 1 Appold Street, Broadgate, London, United Kingdom

@        Address:  Public  Ledger  Building,  150  South  Independence  Square  West,  7th  Floor,  Philadelphia,
         Pennsylvania


For all Funds, the following information replaces related disclosure in the section entitled "Officers and Directors/Trustees".

Director's and Officer's Role with Scudder Distributors, Inc.

Mark S. Casady:            Chairman and Director
Linda C. Coughlin:         Vice Chairperson and Director
Thomas V. Bruns:           President
William F. Glavin:         Vice President and Director
Caroline Pearson:          Clerk
Linda J. Wondrack:         Vice President and Chief Compliance Officer
Phillip J. Collora:        Assistant Secretary

Director's and Officer's Role with Scudder Investor Services, Inc.

John Hebble:               Assistant Treasurer

Caroline Pearson:          Clerk

Linda Wondrack:            Vice President and Chief Compliance Officer

Director's and Officer's Role with Scudder Service Corporation

Mark Casady:               Vice President and Director

William Glavin:            President and Director

Linda Wondrack:            Vice President and Assistant Clerk


Valuation Committee

For all Funds overseen by the Boston Board, the following information replaces related disclosure regarding the Valuation Committee in the section entitled "Officers and Directors/Trustees" under the heading "Committees."

                                                                                         Number of Meetings Held
Name of Committee            Function of Committee           Members of Committee        Last Fiscal Year
-----------------            ---------------------           --------------------        ----------------

Valuation                    Oversees fund valuation         Richard T. Hale                        48
                             matters, including valuation    Keith R. Fox
                             methodologies; establishes
                             "fair valuation" procedures
                             to determine fair market
                             value of securities held by a
                             fund when actual market
                             values are unavailable


Portfolio Managers

Effective April 8, 2002, for CASH ACCOUNT TRUST(Government Securities Portfolio and Money Market Portfolio only), CASH EQUIVALENT FUND (Government Securities Portfolio and Money Market Portfolio only), INVESTORS CASH TRUST (Government Securities Portfolio and Treasury Portfolio), SCUDDER CASH RESERVES FUND, SCUDDER CASH INVESTMENT TRUST, SCUDDER GOVERNMENT MONEY FUND, SCUDDER MONEY MARKET FUND, SCUDDER MONEY MARKET SERIES, SCUDDER U.S. TREASURY MONEY FUND, SCUDDER YIELDWISE GOVERNMENT MONEY FUND, SCUDDER YIELDWISE MONEY FUND and
SCUDDER YIELDWISE MINICIPAL MONEY FUND, the following information is added to each Fund's Statement of Additional Information, under the section entitled "Investment Advisor", regarding the portfolio manager:

The portfolio manager for the Fund is Darlene Rasel. Ms. Rasel is Managing Director of Deutsche Bank's Global Portfolio Management Group, has nearly 20 years of experience as a trader and portfolio manager of short-term, fixed income securities, including money funds. She is a member of the Global Portfolio Management Investment Committee and heads Scudder's team of managers responsible for short-term funds in separately managed institutional accounts.

Effective April 8, 2002, for CASH ACCOUNT TRUST (Tax-Exempt Portfolio only), CASH EQUIVALENT FUND (Tax-Exempt Portfolio only), SCUDDER TAX-EXEMPT MONEY FUND, SCUDDER TAX-FREE MONEY FUND and TAX-EXEMPT CALIFORNIA MONEY MARKET FUND, the
following   information  is  added  to  each  Fund's

Statement of Additional Information, under the section entitled "Investment Advisor", regarding the portfolio managers:

The portfolio managers for the Fund are Gary Pollack and Steven H. Boyd. Mr. Pollack is Director and head of fixed-income trading and research for Deutsche Bank, has 20 years of experience in tax-exempt portfolio management and credit analysis and is chairman of Deutsche Bank's Fixed-Income strategy Group, which oversees Scudder's tax-free and tax-exempt investments. He is a member of the Municipal Analysis Group of New York and the National Municipal Analysts Society. Mr. Boyd is Vice President in Deutsche Bank's fixed income management group and has extensive experience with municipal securities. He began his career as a municipal research analyst, later taking on the responsibility for credit analysis of short-term and variable-rate municipal debt issuance.



Investment Policies and Techniques

Effective July 1, 2002, the following disclosure replaces related disclosure in the section entitled "Investment Policies and Techniques" for each fund noted below.

For Scudder Growth Fund only:

The fund normally invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion).

For Scudder Large Company Growth Fund only:

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion).

For Scudder Managed Municipal Bonds only:

The fund seeks to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. It does this by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax.

For Scudder Medium-Term Tax-Free Fund only:

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT).

Although the managers may adjust the fund's dollar-weighted average maturity (the maturity of the fund's portfolio), they will normally keep it between three and ten years and generally intend to keep it between five and ten years.

For Scudder S&P 500 Stock Fund only:

The fund seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index.

For Scudder Small Company Stock Fund only:

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small U.S. companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of December 31, 2001, the Russell 2000 Index had a median market capitalization of $414 million).

For Scudder Small Company Value Fund only:

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of 12/31/01, the Russell 2000 Value Index had a median market capitalization of $411 million).

For Scudder Tax-Free Money Fund only:

The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

For Scudder U.S. Treasury Money Fund only:

The fund seeks current income consistent with safety, liquidity, and stability of capital. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury securities or in repurchase agreements backed by these securities.

For Scudder 21st Century Growth Fund only:

The fund typically invests at least 80% of total assets in common stocks of companies that are similar in size to the companies in the Russell 2000 Growth Index (as of December 31, 2001, the Russell 2000 Growth Index had a median market capitalization of $429 billion).

April 19, 2001